Related Party Transactions (Details Narrative) (10-K) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 26, 2018	Dec. 29, 2017	Oct. 31, 2017	Dec. 31, 2017	Sep. 30, 2018
Other payables to related parties				$ 51,616
Payments for development and technical services		$ 250,000
Services fee		$ 35,000		$ 500,000
Business Instincts Group Inc [Member]
Ownership percentage				10.00%	10.00%
Blockchain Merchant Group, Inc [Member]
Ownership percentage				2.50%	2.50%
WENN [Member]
Ownership percentage				7.50%
First Client Agreement [Member]
Repayments to related party debt	$ 105,000
Payments for signing bonus	$ 280,000
Initial payments for agreement			$ 50,000
Business Services Agreement [Member] | March 15, 2018 [Member]
Services fee				$ 4,175,000
Chairman Director Officer and Shareholder [Member]
Percentage for services			30.50%
Repayments to related party debt			$ 35,000
Payments for signing bonus			100,000
Payment for equity financing			50,000
Chairman Director Officer and Shareholder [Member] | Maximum [Member]
Payment for equity financing			$ 750,000
WENN [Member]
Lump sum payment				$ 105,000